Eversheds Sutherland (US) LLP 700 Sixth Street, NW, Suite 700 Washington, DC 20001-3980 D: +1 202.383.0472 F: +1 202.637.3593 cynthiabeyea@ eversheds-sutherland.com

December 4, 2020

VIA EDGAR SUBMISSION

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: USCF ETF Trust (Registration Nos. 333-196273; 811-22930)

To Whom It May Concern:

On behalf of USCF ETF Trust (the “Trust”), pursuant to Rule 485(a)(2) under the Securities Act of 1933 (the “1933 Act”), we are filing, via EDGAR, Post-Effective Amendment No. 96 under the 1933 Act to the Trust’s registration statement on Form N-1A, for the purpose of adding a new series to the Trust.

If you have any questions regarding this filing, please contact me at (202) 383-0472 or Jeremy Entwistle at (202) 383-0151.

Regards,

/s/ Cynthia R. Beyea
Cynthia R. Beyea
cc:	Daphne Frydman, USCF ETF Trust

Eversheds Sutherland (US) LLP is part of a global legal practice, operating through various separate and distinct legal entities, under Eversheds Sutherland. For a full description of the structure and a list of offices, please visit www.eversheds-sutherland.com.